PROPERTY, PLANT AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property Plant and Equipment Details Narrative
Depreciation expense	$ 38,147	$ 3,094	$ 41,241